CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net loss	$ (198,082)	$ (185,723)	$ (139,303)
Items that will not be reclassified to profit and loss
Exchange gains (losses) on foreign currency translation	(5,916)	2,058	(1,713)
Gains (losses) attributable to changes in the credit risk of convertible notes	(552)	0	0
Total comprehensive loss	(204,550)	(183,665)	(141,016)
Attributable to:
Equity holders of the parent	(203,574)	(182,294)	(139,812)
Non-controlling interest	$ (976)	$ (1,371)	$ (1,204)
Number of shares outstanding (in shares)	97,865,777